Transactions with Related Parties (Details) € in Thousands, $ in Thousands	3 Months Ended			4 Months Ended	5 Months Ended		10 Months Ended	11 Months Ended		12 Months Ended
	Mar. 31, 2017 USD ($) shares	Mar. 20, 2017 shares	Mar. 17, 2017 USD ($) shares	Apr. 30, 2016 USD ($)	Jun. 07, 2017	Jun. 05, 2015	Nov. 11, 2014 USD ($)	Nov. 18, 2014	Dec. 13, 2013	Dec. 31, 2017 USD ($)	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2010 USD ($)	Sep. 19, 2016	Feb. 04, 2015	Dec. 31, 2012 USD ($)
General and administrative expenses										$ 27,521		$ 25,295	$ 34,183
Due from affiliate, current										4,002		8,548
Long-term receivable from affiliate companies										0		11,105
Due to affiliate, current										16,749		32,847
Due to affiliate, non current										76,872		6,399
Deferred gain recognized in Statement of Comprehensive Income										4,399		(202,779)	61,484
Long-term debt										1,682,488		1,651,095	1,581,308
Investments in affiliates										183,160		160,071	381,746
Loan receivable from affiliate companies										30,112		23,008
Outstanding balance										0		49,876
Other long term liabilities and deferred income										43,382		43,388
Goldland Anonymos Eteria
Annual lease payments of office										1,065	€ 943
Acropolis
Commissions paid										0		0	6
Trade accounts payable										$ 76		76
Navios Partners
Termination date of the administrative services agreement										December 31, 2022	December 31, 2022
Long-term receivable from affiliate companies										$ 0		11,105
Due to affiliate, current										8,315		8,664
Due to affiliate, non current										14,891		0
Unamortized deferred gain for vessels and rights sold										9,955		11,846
Deferred gain recognized in Statement of Comprehensive Income										1,892		1,833	2,621
Maximum borrowing capacity													$ 60,000
Credit facility outstanding amount										$ 0
Interest rate description													LIBOR plus 300 basis points
Loan margin percentage													3.00%
Credit facility maturity date													Jan. 02, 2017
Loan receivable from affiliate companies												0
Amount drawn down				$ 21,000
Number of shares issued-common stock | shares		47,795,000
Navios Acquisition
Termination date of the administrative services agreement										May 2020	May 2020
Long-term receivable from affiliate companies										$ 0
Due to affiliate, current										2,800		19,383
Due to affiliate, non current										15,236		6,399
Line Credit Facility Arrangement Fees							$ 4,000
Credit facility outstanding amount										$ 0		0
Interest rate description										LIBOR plus 300 basis points	LIBOR plus 300 basis points
Credit facility maturity date										Dec. 31, 2015	Dec. 31, 2015
Navios Midstream
Due to affiliate, current										$ 990		4,800
Due to affiliate, non current										$ 4,554		0
Description of the option to acquire Navios Midstream										Navios Holdings entered into an option agreement, with Navios Acquisition under which Navios Acquisition, which owns and controls Navios Maritime Midstream Partners GP LLC ("Midstream General Partner"), granted Navios Holdings the option to acquire a minimum of 25% of the outstanding membership interests in Midstream General Partner and the incentive distribution rights in Navios Midstream representing the right to receive an increasing percentage of the quarterly distributions when certain conditions are met. The option shall expire on November 18, 2024. The purchase price for the acquisition for all or part of the option interest shall be an amount equal to its fair market value. As of December 31, 2016, Navios Holdings had not exercised any part of that option.	Navios Holdings entered into an option agreement, with Navios Acquisition under which Navios Acquisition, which owns and controls Navios Maritime Midstream Partners GP LLC ("Midstream General Partner"), granted Navios Holdings the option to acquire a minimum of 25% of the outstanding membership interests in Midstream General Partner and the incentive distribution rights in Navios Midstream representing the right to receive an increasing percentage of the quarterly distributions when certain conditions are met. The option shall expire on November 18, 2024. The purchase price for the acquisition for all or part of the option interest shall be an amount equal to its fair market value. As of December 31, 2016, Navios Holdings had not exercised any part of that option.
Navios Containers
Due to affiliate, current										$ 3,334		0
Due to affiliate, non current										7,965		0
Deferred gain recognized in Statement of Comprehensive Income										$ 161
Ownership percentage of Navios Holdings										3.40%
Investments in affiliates										$ 5,161
Navios Acquisition Loan
Line of credit facility issuance date										Sep. 19, 2016	Sep. 19, 2016
Maximum borrowing capacity										$ 70,000
Line Credit Facility Arrangement Fees										700
Credit facility outstanding amount										0		51,240
Navios Acquisition Loan | Navios Logistics
Ownership percentage of Navios Holdings															78.50%
Navios Partners Agreement
Maximum payout of company under Navios Partner's guarantee																	$ 20,000
General and administrative expenses										8,347		7,751	$ 6,205
Navios Partners Agreement | Guarantee claim
Other long term liabilities and deferred income										20,000		19,739
Navios Acquisition Agreement
General and administrative expenses										9,000		9,427	7,608
Navios Logistics Agreement
General and administrative expenses										1,000		1,000	760
Termination date of the administrative services agreement				December 2021
Navios Europe I Agreement
General and administrative expenses										1,187		1,300	800
Administrative services agreement term in years									6 years
Navios Midstream Agreement
General and administrative expenses										1,500		1,500	1,014
Administrative services agreement term in years								5 years
Navios Europe II Agreement
General and administrative expenses										1,766		1,820	550
Administrative services agreement term in years						6 years
Navios Containers agreement
General and administrative expenses										$ 1,868
Administrative services agreement term in years					5 years
Navios Containers agreement with automatic extension
Administrative services agreement term in years										5 years	5 years
Navios Revolving Loans I Transfer
Due to affiliate, non current										$ 34,227
Long-term liability recognized			$ 33,473
Proceeds from transfer of debt			4,050
Consideration received			33,473
Debt instrument unamortized premium			12,089							$ 10,390
Navios Revolving Loans I Transfer | Navios Partners
Loan receivable from affiliate companies			$ 21,384
Number of shares issued-common stock | shares			13,076,923
Consideration equity component			$ 29,423
Share Repurchase Program
General partnership interests | shares	1,313,399
Minimum | Navios Midstream
Ownership percentage of Navios Holdings										25.00%
Minimum | Share purchase agreement with Navios Partners
Ownership percentage of Navios Holdings																20.00%
Short Term debt | Navios Acquisition
Maximum borrowing capacity														$ 40,000
Interest rate description														LIBOR plus 300 bps
Loan margin percentage														3.00%
Credit facility maturity date														Jan. 02, 2017
Navios Holdings debt | Navios Acquisition
Maximum borrowing capacity							$ 200,000
Loan margin percentage							6.00%
Navios Partners
Deferred gain recognized in Statement of Comprehensive Income										$ 12,570		(5,979)	15,462
Ownership percentage of Navios Holdings										20.80%
Investments in affiliates										$ 66,773		24,033
Navios Europe I
Due from affiliate, total										7,176		2,376
Due from affiliate, current										4,002		145
Long-term receivable from affiliate companies										$ 3,174		2,231
Ownership percentage of Navios Holdings										47.50%
Navios Europe I | Navios Revolving Loans I
Preferred Distribution Percentage										12.70%	12.70%
Loan receivable from affiliate companies										$ 11,125		7,125
Navios Europe I | Navios Revolving Loans I | Navios Holdings, Navios Acquisitions,Navios Partners
Available amount of loan facility										0
Navios Europe II
Due from affiliate, total										2,440		10,453
Due from affiliate, current										1,310		8,402
Long-term receivable from affiliate companies										$ 3,750		2,051
Ownership percentage of Navios Holdings										47.50%
Navios Europe II | Navios Holdings, Navios Acquisition and Navios Partners
Available amount of loan facility										$ 15,003
Navios Europe II | Navios Revolving Loans II
Preferred Distribution Percentage										18.00%	18.00%
Loan receivable from affiliate companies										$ 12,063		11,602
Navios Europe II | Navios Revolving Loans II | Navios Holdings, Navios Acquisitions,Navios Partners
Line of Credit Facility, Increase	$ 14,000
Navios Europe II | Navios Revolving Loans II | Maximum | Funding Commitment
Available amount of loan facility										15,003
Navios Acquisition
Deferred gain recognized in Statement of Comprehensive Income										$ (9,875)		29,801	$ 43,299
Ownership percentage of Navios Holdings										46.20%
Investments in affiliates										$ 99,590		$ 124,062
Navios Midstream
Ownership percentage of Navios Holdings										0.00%